Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Time deposits pledged as collateral	$ 5,900
Other net non-operating income (expense)	7,940	$ 7,153	$ 70
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about investment property [line items]
Other net non-operating income (expense)	$ 5,900	$ 6,300
Bottom of range
Disclosure of detailed information about investment property [line items]
Interest rates on listed corporate bonds	1.15%	1.00%
Top of range
Disclosure of detailed information about investment property [line items]
Interest rates on listed corporate bonds	7.95%	5.70%